Basis of consolidation (Detail Textuals) € / shares in Units, € in Thousands		2 Months Ended	12 Months Ended
	Nov. 02, 2017 EUR (€) € / shares shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 EUR (€)	Nov. 02, 2017	Nov. 02, 2017 shares	Nov. 02, 2017 Share
Disclosure of detailed information about business combination [line items]
Cost incurred relating to the merger			€ 7,520
Revenue of combined group if occurred			105,911
Reduction in revenue due to the write-offs of deferred revenue			943
Spark Networks Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				100.00%
Revenue		€ 2,719
Losses for the period		€ 2,679
Affinitas GmbH
Disclosure of detailed information about business combination [line items]
Number of shares purchased					120,000	120,000
Total purchase price	€ 132
Number of shares purchased value	120
Transaction-related expenses	€ 12		€ 12
Number of share exchange | shares	849,861
Value for share exchange	€ 5,730
Share exchange adjustment ratio | € / shares	€ 100